CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Customers Accounted for 10% or More of the Company's Net Revenues	The following customers accounted for 10% or more of the Company’s net revenues:

	For the years ended
	December 31,
	2025	2024	2023
Customer A	37%	30%	23%
Customer B	25%	32%	36%